Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders' Deficit - USD ($)	Total	Series A Redeemable Convertible Preferred Stock	Series X Redeemable Convertible Preferred Stock	Founders Preferred Stock	Common Stock	Treasury stock	Additional Paid-In Capital	Accumulated other comprehensive (loss)	Accumulated deficit	Gores Metropoulos, Inc.	Gores Metropoulos, Inc. Class A Common Stock	Gores Metropoulos, Inc. Class F Common Stock	Gores Metropoulos, Inc. Additional Paid-In Capital	Gores Metropoulos, Inc. Accumulated deficit	Gores Metropoulos, Inc. Retained Earnings/(Acc. Deficit)
Beginning Balance at Dec. 31, 2017	$ (47,200,000)	$ 0		$ 0		$ 0	$ 735,000	$ 0	$ (47,935,000)
Beginning Balance (in shares) at Dec. 31, 2017		0		1,922,600	9,337,270
Issuance of restricted common stock	21,000				$ 518,066,000		21,000
Share-based compensation	2,062,000						2,062,000
Net loss	(79,550,000)								(79,550,000)			$ (21,985)
Temporary Equity, Ending Balance (in shares) at Dec. 31, 2018		0
Ending Balance at Dec. 31, 2018	(124,667,000)	$ 0		$ 0		0	2,818,000	(127,485,000)	(127,485,000)	$ 3,015		$ 1,078	$ 23,922	$ (21,985)	$ (21,985)
Ending Balance (in shares) at Dec. 31, 2018		0		1,922,600	9,855,336							10,781,250
Beginning Balance at Aug. 27, 2018										0	$ 0	$ 0	0	0
Beginning Balance (in shares) at Aug. 27, 2018											0	0
Sale of common stock to Sponsor in October 2018										25,000		$ 1,078	23,922
Sale of common stock to Sponsor in October 2018, shares												10,781,250
Net loss										(21,985)				(21,985)
Temporary Equity, Ending Balance (in shares) at Dec. 31, 2018		0
Ending Balance at Dec. 31, 2018	(124,667,000)	$ 0		$ 0		0	2,818,000	(127,485,000)	(127,485,000)	3,015		$ 1,078	23,922	(21,985)	(21,985)
Ending Balance (in shares) at Dec. 31, 2018		0		1,922,600	9,855,336							10,781,250
Forfeited Class F Common stock by Sponsor												$ (78)	78
Forfeited Class F Common stock by Sponsor (in shares)												(781,250)
Proceeds from initial public offering of Units on February 5, 2019 at $10.00 per Unit										400,000,000	$ 4,000		399,996,000
Proceeds from initial public offering of Units on February 5, 2019 at $10.00 per Unit (in shares)											40,000,000
Sale of 6,666,666 Private Placement Warrants to Sponsor on February 5, 2019 at $1.50 per Private Placement Warrant										10,000,000			10,000,000
Underwriters discounts										(8,000,000)			(8,000,000)
Offering costs charged to additional paid-in capital										(865,105)			(865,105)
Deferred underwriting compensation										(14,000,000)			(14,000,000)
Issuance of restricted common stock	23,000						23,000
Issuance of restricted common stock (in shares)					123,717
Share-based compensation	1,856,000						1,856,000
Conversion of SAFE into preferred stock for cash, net of issuance costs of $3,775		$ 169,951,000
Conversion of SAFE into preferred stock for cash, net of issuance costs of $3,775 (in shares)		5,053,022
Conversion of SAFE into common stock	4,925,000						4,925,000
Conversion of SAFE into common stock (in shares)					264,990
Temporary Equity, Stock Issued During Period, Value, New Issues		$ 67,073,000
Issuance of Series stock for cash, net of issuance costs (in shares)		1,585,674
Class A common stock subject to possible redemption; at a redemption price of $10.00,(in shares)											(38,639,955)
Class A common stock subject to possible redemption; at a redemption price of $10.00										(386,399,550)	$ (3,864)		(386,395,686)
Net loss	(76,774,000)							(76,774,000)		4,261,643	4,654,530	$ (392,887)			4,261,643
Conversion of debt into preferred stock		$ 7,719,000
Conversion of debt into preferred stock (in shares)		317,404
Temporary Equity, Ending Balance at Sep. 30, 2019		$ 244,743,000
Temporary Equity, Ending Balance (in shares) at Sep. 30, 2019		6,956,100
Ending Balance at Sep. 30, 2019	(194,637,000)						9,622,000	(204,259,000)		5,000,003	$ 136	$ 1,000	759,209		4,239,658
Ending Balance (in shares) at Sep. 30, 2019				1,922,600	10,244,043						1,360,045	10,000,000
Temporary Equity, Beginning Balance (in shares) at Dec. 31, 2018		0
Beginning Balance at Dec. 31, 2018	(124,667,000)	$ 0		$ 0		0	2,818,000	(127,485,000)	(127,485,000)	3,015		$ 1,078	23,922	$ (21,985)	(21,985)
Beginning Balance (in shares) at Dec. 31, 2018		0		1,922,600	9,855,336							10,781,250
Forfeited Class F Common stock by Sponsor												$ (78)	78
Forfeited Class F Common stock by Sponsor (in shares)												(781,250)
Proceeds from initial public offering of Units on February 5, 2019 at $10.00 per Unit										400,000,000	$ 4,000		399,996,000
Proceeds from initial public offering of Units on February 5, 2019 at $10.00 per Unit (in shares)											40,000,000
Sale of 6,666,666 Private Placement Warrants to Sponsor on February 5, 2019 at $1.50 per Private Placement Warrant										10,000,000			10,000,000
Underwriters discounts										(8,000,000)			(8,000,000)
Offering costs charged to additional paid-in capital										(865,105)			(865,105)
Deferred underwriting compensation										(14,000,000)			(14,000,000)
Issuance of restricted common stock	29,000						29,000
Issuance of restricted common stock (in shares)					123,717
Share-based compensation	2,702						2,702
Conversion of SAFE into preferred stock for cash, net of issuance costs of $3,775		$ 169,951,000
Conversion of SAFE into preferred stock for cash, net of issuance costs of $3,775 (in shares)		5,053,022
Conversion of SAFE into common stock	4,925,000						4,925,000
Conversion of SAFE into common stock (in shares)					264,990
Temporary Equity, Stock Issued During Period, Value, New Issues		$ 67,073,000
Issuance of Series stock for cash, net of issuance costs (in shares)		1,585,674
Other comprehensive loss, net of tax	(1)							(1)
Class A common stock subject to possible redemption; at a redemption price of $10.00,(in shares)											(38,713,476)
Class A common stock subject to possible redemption; at a redemption price of $10.00										(387,134,760)	$ (3,871)		(387,130,889)
Net loss	(94,718,000)								(94,718,000)	5,445,176	5,938,019	$ (492,843)			5,445,176
Conversion of debt into preferred stock		$ 7,719,000
Conversion of debt into preferred stock (in shares)		317,404
Temporary Equity, Ending Balance at Dec. 31, 2019		$ 244,743,000								387,134,760
Temporary Equity, Ending Balance (in shares) at Dec. 31, 2019		6,956,100	0
Ending Balance at Dec. 31, 2019	(211,730,000)	$ 244,743,000		$ 0	$ 0	0	10,474,000	(1,000)	(222,203,000)	5,448,326	$ 129	$ 1,000	24,006		5,423,191
Ending Balance (in shares) at Dec. 31, 2019		6,956,100		1,922,600	10,244,043						1,286,524	10,000,000
Beginning Balance at Jun. 30, 2019										5,000,006	$ 151	$ 1,000	2,266,014		2,732,841
Beginning Balance (in shares) at Jun. 30, 2019											1,510,727	10,000,000
Class A common stock subject to possible redemption; at a redemption price of $10.00,(in shares)											(150,682)
Class A common stock subject to possible redemption; at a redemption price of $10.00										(1,506,820)	$ (15)		(1,506,805)
Net loss										1,506,817	1,627,320	$ (120,503)			1,506,817
Temporary Equity, Ending Balance at Sep. 30, 2019		$ 244,743,000
Temporary Equity, Ending Balance (in shares) at Sep. 30, 2019		6,956,100
Ending Balance at Sep. 30, 2019	(194,637,000)						9,622,000	(204,259,000)		5,000,003	$ 136	$ 1,000	759,209		4,239,658
Ending Balance (in shares) at Sep. 30, 2019				1,922,600	10,244,043						1,360,045	10,000,000
Temporary Equity, Beginning Balance at Dec. 31, 2019		$ 244,743,000								387,134,760
Temporary Equity, Beginning Balance (in shares) at Dec. 31, 2019		6,956,100	0
Beginning Balance at Dec. 31, 2019	(211,730,000)	$ 244,743,000		$ 0	$ 0	$ 0	10,474,000	(1,000)	(222,203,000)	5,448,326	$ 129	$ 1,000	24,006		5,423,191
Beginning Balance (in shares) at Dec. 31, 2019		6,956,100		1,922,600	10,244,043						1,286,524	10,000,000
Temporary Equity, Stock Issued During Period, Value, New Issues			$ 164,111,000
Issuance of Series stock for cash, net of issuance costs (in shares)			1,251,971
Share-based compensation and Conversion to Common Stock	4,738,000						4,738,000
Other comprehensive loss, net of tax	(19,000)							(19,000)
Class A common stock subject to possible redemption; at a redemption price of $10.00,(in shares)											293,014
Class A common stock subject to possible redemption; at a redemption price of $10.00										2,930,140	$ 29		2,930,111
Net loss	(72,227,000)								(72,227,000)	(3,378,457)	(2,433,543)	$ (944,914)			(3,378,457)
Temporary Equity, Ending Balance at Sep. 30, 2020		$ 244,743,000	$ 164,111,000							384,204,620
Temporary Equity, Ending Balance (in shares) at Sep. 30, 2020		6,956,100	1,251,971
Ending Balance at Sep. 30, 2020	(279,238,000)						15,212,000	(20,000)	(294,430,000)	5,000,009	$ 158	$ 1,000	2,954,117		2,044,734
Ending Balance (in shares) at Sep. 30, 2020				1,922,600	10,244,043						1,579,538	10,000,000
Beginning Balance at Jun. 30, 2020										6,096,284	$ 129	$ 1,000	24,006		6,071,149
Beginning Balance (in shares) at Jun. 30, 2020											1,286,524	10,000,000
Class A common stock subject to possible redemption; at a redemption price of $10.00,(in shares)											293,014
Class A common stock subject to possible redemption; at a redemption price of $10.00										2,930,140	$ 29		2,930,111
Net loss										(4,026,415)	(3,215,855)	$ (810,560)			(4,026,415)
Temporary Equity, Ending Balance at Sep. 30, 2020		$ 244,743,000	$ 164,111,000							384,204,620
Temporary Equity, Ending Balance (in shares) at Sep. 30, 2020		6,956,100	1,251,971
Ending Balance at Sep. 30, 2020	$ (279,238,000)						$ 15,212,000	$ (20,000)	$ (294,430,000)	$ 5,000,009	$ 158	$ 1,000	$ 2,954,117		$ 2,044,734
Ending Balance (in shares) at Sep. 30, 2020				1,922,600	10,244,043						1,579,538	10,000,000